Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Options
Balance | shares	1,428,408	1,394,642	1,602,127
Granted | shares		262,000	200,000
Exercised | shares		(8,001)	(206,885)
Forfeited, cancelled or expired | shares	(101,450)	(220,233)	(200,600)
Balance | shares	1,326,958	1,428,408	1,394,642
Options exercisable, end of period | shares	1,110,958	1,059,308	1,044,892
Weighted average exercise price
Balance | $ / shares	$ 3.67	$ 3.91	$ 3.58
Granted | $ / shares		4.95	7.25
Exercised | $ / shares		(2.45)	(1.76)
Forfeited, cancelled or expired | $ / shares	(5.06)	(6.75)	(6.85)
Balance | $ / shares	3.57	3.67	3.91
Options exercisable, end of period | $ / shares	$ 3.12	$ 2.88	$ 2.80